Filed electronically with the Securities and Exchange Commission on November 30, 2001

                                                               File No. 2-63522
                                                               File No. 811-2899

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / /

                           Pre-Effective Amendment No.                   / /
                         Post-Effective Amendment No. 30                 /X/
                                     and/or           --
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                  / /

         Amendment No. 30                                                /X/
                       --

                              CASH EQUIVALENT FUND
               (Exact Name of Registrant as Specified in Charter)

                222 South Riverside Plaza Chicago, Illinois 60606
                -------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000
                                                           --------------

                                  John Millette
                              Cash Equivalent Fund
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                     (Name and Address of Agent for Service)

                                 With a copy to:
                                Cathy G. O'Kelly
                                 David A. Sturms
                        Vedder, Price, Kaufman & Kammholz
                            222 North LaSalle Street
                             Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b)
/ /      60 days after filing pursuant to paragraph (a) (1)
/ /      75 days after filing pursuant to paragraph (a) (2)
/X/      On December 1, 2001 pursuant to paragraph (b)
/ /      On _______________ pursuant to paragraph (a) (1)
/ /      On _______________ pursuant to paragraph (a) (2) of Rule 485.

         If Appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                                                     SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective Prospectus for each of the listed funds:


Scudder 21st Century Growth Fund
Scudder Aggressive Growth Fund
Scudder Blue Chip Fund
Scudder Balanced Fund
Scudder California Tax-Free Income Fund
Scudder Capital Growth Fund
Scudder Cash Investment Trust
Scudder Cash Reserves Fund
Scudder Contrarian Fund
Scudder Development Fund
Scudder Dividend & Growth Fund
Scudder-Dreman Financial Services Fund
Scudder-Dreman High Return Equity Fund
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Floating Rate Fund
Scudder Florida Tax-Free Income Fund
Scudder Focus Growth Fund
Scudder Focus Value+Growth Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder GNMA Fund
Scudder Gold Fund
Scudder Greater Europe Growth Fund
Scudder Growth Fund
Scudder Growth and Income Fund
Scudder Health Care Fund
Scudder High-Yield Fund
Scudder High-Yield Opportunity Fund
Scudder High-Yield Tax-Free Fund
Scudder Income Fund
Scudder International Fund
Scudder International Research Fund
Scudder Large Company Growth Fund
Scudder Large Company Value Fund
Scudder Latin America Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Tax-Free Fund
Scudder Medium-Term Tax-Free Fund
Scudder Money Market Series
Scudder New Europe Fund
Scudder New York Tax-Free Income Fund
Scudder Pacific Opportunities Fund
Scudder Pathway Series: Conservative Portfolio
Scudder Pathway Series: Growth Portfolio
Scudder Pathway Series: Moderate Portfolio
Scudder Research Fund
Scudder Retirement Fund -- Series III
Scudder Retirement Fund -- Series IV
Scudder Retirement Fund -- Series V
Scudder Retirement Fund -- Series VI
Scudder Retirement Fund -- Series VII
Scudder Worldwide 2004 Fund
Scudder S&P 500 Index Fund
Scudder S&P 500 Stock Fund
Scudder Select 500 Fund
Scudder Select 1000 Growth Fund
Scudder Short Term Bond Fund
Scudder Small Capitalization Equity Fund
Scudder Small Cap Value Fund
Scudder Small Company Stock Fund
Scudder Small Company Value Fund
Scudder Strategic Income Fund
Scudder Target 2010 Fund
Scudder Target 2011 Fund
Scudder Tax Free Money Fund
Scudder Technology Fund
Scudder Technology Innovation Fund
Scudder Total Return Fund
Scudder U.S. Government Securities Fund
Scudder U.S. Treasury Money Fund
The Japan Fund, Inc.

Scudder Variable Series I
   21st Century Growth Portfolio
   Balanced Portfolio
   Bond Portfolio
   Capital Growth Portfolio
   Global Discovery Portfolio
   Growth and Income Portfolio
   Health Sciences Portfolio
   International Portfolio
   Money Market Portfolio

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio
   Scudder Blue Chip Portfolio
   Scudder Contrarian Value Portfolio
   Scudder Global Blue Chip Portfolio
   Scudder Government Securities Portfolio
   Scudder Growth Portfolio
   Scudder High Yield Portfolio
   Scudder International Research Portfolio
   Scudder Investment Grade Bond Portfolio
   Scudder Money Market Portfolio
   Scudder New Europe Portfolio
   Scudder Small Cap Growth Portfolio
   Scudder Small Cap Value Portfolio
   Scudder Strategic Income Portfolio
   Scudder Technology Growth Portfolio
   Scudder Total Return Portfolio
   Scudder Focus Value+Growth Portfolio
   SVS Dreman Financial Services Portfolio
   SVS Dreman High Return Equity Portfolio
   SVS Focused Large Cap Growth Portfolio
   SVS Growth And Income Portfolio
   SVS Growth Opportunities Portfolio
   SVS Index 500 Portfolio
   SVS Dynamic Growth Portfolio
   SVS Mid Cap Growth Portfolio
   SVS Strategic Equity Portfolio
   SVS Venture Value Portfolio

Cash Account Trust
   Money Market Portfolio
   Government Securities Portfolio
   Tax-Exempt Portfolio

Cash Equivalent Fund
   Money Market Portfolio
   Government Securities Portfolio
   Tax-Exempt Portfolio

Investors Cash Trust
   Government Securities Portfolio
   Treasury Portfolio

Investors Municipal Cash Fund
   Investors Florida Municipal Cash Fund
   Investors Michigan Municipal Cash Fund
   Investors New Jersey Municipal Cash Fund
   Tax-Exempt New York Money Market Fund
   Investors Pennsylvania Municipal Cash Fund

Tax-Exempt California Money Market Fund

Zurich Money Funds
   Zurich Money Market Fund
   Zurich Government Money Fund
   Zurich Tax-Free Money Fund

Zurich YieldWise Funds
   Zurich YieldWise Money Fund
   Zurich YieldWise Government Money Fund
   Zurich YieldWise Municipal Money Fund

On September 24, 2001, Deutsche Bank and Zurich Financial Services announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of Zurich Scudder Investments, Inc. ("Scudder"), with the exception of Scudder's UK operations, Threadneedle Investments. Because the transaction would constitute an assignment of the Funds' investment management agreements with Scudder under the Investment Company Act of 1940, and, therefore, a termination of such agreements, it is anticipated that Scudder will seek approval of new agreements from the Funds' shareholders prior to consummation of the transaction. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

October 1, 2001

                          Cash Equivalent Fund



                               PROSPECTUS

                               December 1, 2001



                               Money Market Portfolio

                               Government Securities Portfolio

                               Tax-Exempt Portfolio









                               As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents

CASH EQUIVALENT FUND



About the Portfolios

  1   Money Market Portfolio

  5   Government Securities Portfolio

  9   Tax-Exempt Portfolio

 13   Other Policies and Risks

 13   Who Manages the Portfolios

 15   Financial Highlights

Your Investment in the Portfolios

 17   Policies You Should Know About

 21   Understanding Distributions and Taxes

                                                             TICKER SYMBOL CQMXX

Money Market Portfolio

|  The Portfolio's Goal and
   Main Strategy

The portfolio seeks maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in high quality short-term securities, as well as certain repurchase agreements.


The portfolio may buy securities from many types of issuers, including the U.S. or Canadian governments, banks (both U.S. banks and U.S. branches of foreign banks), corporations and municipalities. However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio focuses its investments on securities whose remaining maturities are no more than 12 months. The maturities of the securities subject to repurchase may be greater than 12 months.

Also, the portfolio may concentrate more than 25% of its assets in bank certificates of deposit or bankers' acceptances of U.S. banks (excluding foreign branches).


The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements.

The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market funds, the major factor affecting the portfolio's performance is fluctuations in short-term interest rates. If short-term interest rates fall, the portfolio's yield is also likely to fall.


The portfolio may have lower returns than other funds that invest in longer-term or lower quality securities. It is also possible that securities in the portfolio's investment portfolio could deteriorate in quality or go into default.


Investments by the portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, and different obligations issued by foreign entities, including foreign banks, involve additional risks than investments in securities of domestic branches of U.S. banks. These risks include, but are not limited to, future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, or interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations


o the potential for capital appreciation or depreciation for investments in floating or variable rate securities is less than fixed-rate obligations as interest rates decrease or increase


o  over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

Performance

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the fund's returns have varied from year to year, which may give some idea of risk. The table shows the fund's average annual total returns.

The performance of the fund varies over time. All figures on this page assume reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

    1991      5.62
    1992      3.18
    1993      2.51
    1994      3.60
    1995      5.29
    1996      4.74
    1997      4.88
    1998      4.82
    1999      4.50
    2000      5.84


Year-to-date return as of 9/30/2001: 3.12%

For the periods included in the bar chart:

Best Quarter: 1.65%, Q1 1991
Worst Quarter: 0.60%, Q2 1993


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

       1 Year           5 Years              10 Years
---------------------------------------------------------------------
        5.84             4.95                  4.49
---------------------------------------------------------------------


7-day yield as of 12/31/2000: 5.89%

|  How Much Investors Pay


The fee table describes the fees and expenses that you may pay if you buy and hold portfolio shares. This information doesn't include any fees that may be charged by your financial services firm.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(fees paid directly from your investment):  None
------------------------------------------------------
Annual operating expenses
(deducted from portfolio assets)
------------------------------------------------------
Management Fee                              0.20%
------------------------------------------------------
Distribution (12b-1) Fee                    0.38%
------------------------------------------------------
Other Expenses*                             0.18%
------------------------------------------------------
Total Annual Operating Expenses             0.76%
------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years            10 Years
-----------------------------------------------------------------
     $78           $243         $422                $942
-----------------------------------------------------------------

                                                             TICKER SYMBOL CQGXX

Government Securities Portfolio

|  The Portfolio's Goal and
   Main Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.


The portfolio pursues its goal by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements backed by these securities. In addition, the portfolio focuses its investments on securities whose remaining maturities are no more than 12 months.


The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlook and possible interest rate movements.

The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o  individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market funds, the major factor affecting the portfolio's performance is fluctuations in short-term interest rates. If short-term interest rates fall, the portfolio's yield is also likely to fall.



Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations


o the potential for capital appreciation or depreciation for investments in floating or variable rate securities is less than fixed-rate obligations as interest rates decrease or increase


o  over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

Performance

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the fund's returns have varied from year to year, which may give some idea of risk. The table shows the fund's average annual total returns.

The performance of the fund varies over time. All figures on this page assume reinvestment of dividends and distributions.


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

  1991        5.51
  1992        3.20
  1993        2.52
  1994        3.59
  1995        5.34
  1996        4.81
  1997        4.88
  1998        4.88
  1999        4.42
  2000        5.67


Year-to-date return as of 9/30/2001: 2.91%

For the periods included in the bar chart:

Best Quarter: 1.55%, Q1 1991
Worst Quarter: 0.61%, Q2 1993


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

    1 Year          5 Years          10 Years
-------------------------------------------------------------
     5.67            4.90              4.46
-------------------------------------------------------------


7-day yield as of 12/31/2000: 5.61%

|  How Much Investors Pay


The fee table describes the fees and expenses that you may pay if you buy and hold portfolio shares. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(fees paid directly from your investment):  None
--------------------------------------------------------
Annual operating expenses
(deducted from portfolio assets)
--------------------------------------------------------
Management Fee                              0.20%
--------------------------------------------------------
Distribution (12b-1) Fee                    0.38%
--------------------------------------------------------
Other Expenses*                             0.31%
--------------------------------------------------------
Total Annual Operating Expenses             0.89%
--------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years      10 Years
--------------------------------------------------------
     $91           $284         $493         $1,096
--------------------------------------------------------

                                                             TICKER SYMBOL TEMXX

Tax-Exempt Portfolio


|  The Portfolio's Goal and
   Main Strategy

The portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

The portfolio pursues its goal by investing primarily in a professionally managed, diversified portfolio of short-term high-quality tax-exempt municipal obligations. Under normal market conditions, at least 80% of the portfolio's total assets will be invested in municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT). This is a fundamental policy and cannot be changed without a shareholder vote.


The portfolio may buy many types of municipal securities, including industrial development bonds, but all must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio focuses its investments on securities within the two highest credit ratings for short-term debt securities and securities whose remaining maturities are no more than 12 months.


The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).

The portfolio may also invest more than 25% of its total assets in municipal securities, such as industrial development bonds, that are repayable out of revenue streams generated from economically related projects or facilities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements.

The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o  individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market funds, the major factor affecting the portfolio's performance is fluctuations in short-term interest rates. If short-term interest rates fall, the portfolio's yield is also likely to fall.

The municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers, than the taxable securities market. The more limited marketability of municipal securities may make it more difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal securities may lose their tax-exempt status in the event of a change in the applicable tax laws.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain geographic regions or sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these regions or sectors. The portfolio invests in industrial development bonds or other municipal securities that are payable out of revenue streams generated from economically related projects or facilities. These securities are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

To the extent that the portfolio invests in taxable securities, a portion of its income would be taxable.



Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations


o the potential for capital appreciation or depreciation for investments in floating or variable rate securities is less than fixed-rate obligations as interest rates decrease or increase


o  over time, the real value of the portfolio's yield may be eroded by inflation

o political or legal actions could change the way the portfolio's dividends are taxed, particularly in certain states or localities

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

Performance

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the fund's returns have varied from year to year, which may give some idea of risk. The table shows the fund's average annual total returns.

The performance of the fund varies over time. All figures on this page assume reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

  1991        4.12
  1992        2.61
  1993        1.96
  1994        2.40
  1995        3.44
  1996        2.96
  1997        3.11
  1998        2.98
  1999        2.73
  2000        3.58


Year-to-date return as of 9/30/2001: 1.94%

For the periods included in the bar chart:

Best Quarter: 1.10%, Q1 1991
Worst Quarter: 0.47%, Q1 1994


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

      1 Year         5 Years          10 Years
--------------------------------------------------------------
       3.58           3.07              2.99
--------------------------------------------------------------


7-day yield as of 12/31/2000: 4.03%

|  How Much Investors Pay


The fee table describes the fees and expenses that you may pay if you buy and hold portfolio shares. This information doesn't include any fees that may be charged by your financial services firm.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(fees paid directly from your investment):  None
------------------------------------------------------
Annual operating expenses
(deducted from portfolio assets)
------------------------------------------------------
Management Fee                              0.22%
------------------------------------------------------
Distribution (12b-1) Fee                    0.33%
------------------------------------------------------
Other Expenses*                             0.09%
------------------------------------------------------
Total Annual Operating Expenses             0.64%
------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years          10 Years
---------------------------------------------------------------
     $65           $205         $357              $798
---------------------------------------------------------------

|   Other Policies and Risks


While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o As a temporary defensive measure or when acceptable municipal securities are not available, the Tax-Exempt Portfolio could invest in taxable money market securities. This would mean that the portfolio was not pursuing its goal.


o The investment advisor measures credit risk at the time it buys securities, using independent ratings and its own credit analysis. If a security's credit risk changes, the advisor will decide what to do with the security pursuant to procedures adopted by the portfolios' Board.


o This prospectus doesn't tell you about every policy or risk of investing in a portfolio. For more information, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

|   Who Manages the Portfolios

The investment advisor


The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds and currently has more than $325 billion in assets under management.


The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year end, as a percentage of average daily net assets:

------------------------------------------------------
Portfolio Name                          Fee Paid
------------------------------------------------------

Money Market Portfolio                    0.20%
------------------------------------------------------
Government Securities Portfolio           0.20%
------------------------------------------------------
Tax-Exempt Portfolio                      0.22%
------------------------------------------------------

|    Portfolio Management

The following people handle the day-to-day management of each portfolio.

Money Market Portfolio


Name                           Joined the Portfolio         Background
-------------------------------------------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.       1990                         Joined the advisor and began his investment career
Lead Manager                                                in 1973.

Jerri I. Cohen                 1998                         Joined the advisor in 1981 and began her investment
                                                            career in 1992.

Geoffrey A. Gibbs              2001                         Joined the advisor in 1996 and began his investment
                                                            career in 1994.
-------------------------------------------------------------------------------------------------------------------

Government Securities Portfolio


Name                           Joined the Portfolio         Background
-------------------------------------------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.       1990                         Joined the advisor and began his investment career
Lead Manager                                                in 1973.

Christopher Proctor            2000                         Joined the advisor in 1999 and began his investment
                                                            career in 1990.

Jerri I. Cohen                 2001                         Joined the advisor in 1981 and began her investment
                                                            career in 1992.
-------------------------------------------------------------------------------------------------------------------

Tax-Exempt Portfolio


Name                           Joined the Portfolio         Background
-------------------------------------------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.       1990                         Joined the advisor and began his investment career
Lead Manager                                                in 1973.

Jerri I. Cohen                 1998                         Joined the advisor in 1981 and began her investment
                                                            career in 1992.

Elizabeth Meyer                2001                         Joined the advisor in 1986 and began her investment
                                                            career in 1992 as a money market trader.
-------------------------------------------------------------------------------------------------------------------


|   Financial Highlights


The financial highlights tables are intended to help you understand each portfolio's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures show what an investor would have earned (or lost) on an investment in a portfolio assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the financial statements, is included in each portfolio's annual report, which is available upon request (see back cover).



-------------------------------------------------------------------------------------------------------------------
Money Market Portfolio
-------------------------------------------------------------------------------------------------------------------
Years ended July 31,                                        2001        2000       1999        1998        1997
-------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00        1.00        1.00       1.00        1.00
-------------------------------------------------------------------------------------------------------------------
   Net investment income                                     .05         .05         .04        .05         .05
-------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income           (.05)       (.05)       (.04)      (.05)       (.05)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   1.00        1.00        1.00       1.00        1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)                                            5.21        5.31        4.43       4.93        4.78
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                       914         760       1,038        852         971
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)            .78^a         .83         .89        .91         .93
-------------------------------------------------------------------------------------------------------------------
 Ratio of expenses after expense reductions (%)            .77^a         .83         .89        .91         .93
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                          5.05        5.13        4.34       4.83        4.64
-------------------------------------------------------------------------------------------------------------------

^a The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .76% and .76%, respectively (see Notes to Financial Statements).




                                       15

-------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio
-------------------------------------------------------------------------------------------------------------------
Years ended July 31,                                        2001        2000       1999        1998        1997
-------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00        1.00        1.00       1.00        1.00
-------------------------------------------------------------------------------------------------------------------
   Net investment income                                     .05         .05         .04        .05         .05
-------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income           (.05)       (.05)       (.04)      (.05)       (.05)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   1.00        1.00        1.00       1.00        1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)                                            4.93        5.16        4.37       4.89        4.85
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                       498         445         455        392         404
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)            .91^b         .84         .85        .85         .83
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)             .90^b         .84         .85        .85         .83
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                          4.79        5.03        4.29       4.79        4.73
-------------------------------------------------------------------------------------------------------------------

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .89% and .89%, respectively (see Notes to Financial Statements).



-------------------------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio
-------------------------------------------------------------------------------------------------------------------
Years ended July 31,                                        2001        2000       1999        1998        1997
-------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00        1.00        1.00       1.00        1.00
-------------------------------------------------------------------------------------------------------------------
   Net investment income                                     .03         .03         .03        .03         .03
-------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income           (.03)       (.03)       (.03)      (.03)       (.03)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   1.00        1.00        1.00       1.00        1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)                                            3.19        3.25        2.68       3.13        3.03
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                       287         271         382        333         445
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                      .64^a         .67         .62        .66         .71
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                          3.13        3.17        2.65       3.09        2.97
-------------------------------------------------------------------------------------------------------------------

^a The ratio of operating expenses excluding costs incurred in connection with the reorganization was .64% (see Notes to Financial Statements).

--------------------------------------------------------------------------------
Your Investment in the Portfolios


The following pages describe the main policies associated with buying and selling shares of the portfolios. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because these portfolios are available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.

|   Policies You Should Know
    About

The policies below may affect you as a shareholder. In any case where materials provided by your financial services firm contradict the information given here, you should follow the information in your firm's materials. Please note that a financial services firm may charge its own fees.

Rule 12b-1 Plan

Each portfolio has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of a portfolio that are used by the principal underwriter to pay for distribution related expenses for that portfolio. Under the Rule 12b-1 plan, each portfolio pays an annual distribution services fee, payable monthly, of 0.38% of that portfolio's average daily net assets (except Tax-Exempt Portfolio, which pays 0.33%). Because 12b-1 fees are paid out of the portfolios' assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than paying other types of sales charges.

Householding

In order to reduce the amount of mail you receive and to help reduce portfolio expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

The portfolios are open for business each day the New York Stock Exchange is open.

Normally, the portfolios calculate their share price every business day: at 12:00 p.m., 2:00 p.m. and 4:00 p.m. Eastern time for Money Market Portfolio and Government Securities Portfolio; and at 12:00 p.m. and 4:00 p.m. Eastern time for Tax-Exempt Portfolio.

As noted earlier, each portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.

Wire transactions that arrive by 2:00 p.m. Eastern time (12:00 p.m. Eastern time for Tax-Exempt Portfolio) will receive that day's dividend. Wire transactions received by 4:00 p.m. Eastern time (for all portfolios) will start to accrue dividends the next calendar day. Investments by check will be effective at 4:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day.

Wire purchase orders should be directed to:

UMB Bank N.A.
(ABA #101-000-695)
10th and Grand Avenue,
Kansas City, Missouri 64106

for credit to the appropriate portfolio bank account:

Money Market Portfolio
17: 98-0103-348-4;

Government Securities Portfolio
23: 98-0103-378-6;

Tax-Exempt Portfolio
45: 98-0103-380-8

and further credit to your account number.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 12:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However you won't receive that day's dividend.

Checkwriting lets you sell portfolio shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $250 or for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us.

When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

If your shares are registered directly with the portfolio's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Scudder Investments Service Company
Attention: Transaction Processing
P.O. Box 219153
Kansas City, MO 64121-9153

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays.

You may obtain additional information about other ways to sell your shares by contacting your financial services firm.

Your financial services firm may set its own minimum investments, although those set by each portfolio are as follows:

o  Minimum initial investment: $1,000

o  Minimum additional investment: $100

o  Minimum investment with an automatic investment plan: $50

How the portfolios calculate share price

The share price is the net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

     TOTAL ASSETS - TOTAL LIABILITIES
   ------------------------------------  = NAV
    TOTAL NUMBER OF SHARES OUTSTANDING

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:


o withhold 30.5% (30% in 2002 and 2003) of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding


o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan)

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash

o  change, add or withdraw various services, fees and account policies

o  reject or limit purchases of shares for any reason without prior notice

o  withdraw or suspend any part of the offering made by this prospectus

o Each portfolio reserves the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders, without prior notice. Also, from time to time, each portfolio may temporarily suspend the offering of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested.

o Each portfolio reserves the right at any time to waive or increase the minimum investment requirements. All orders to purchase shares of a portfolio are subject to acceptance and are not binding until confirmed or accepted in writing.

o Any purchase that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the portfolio. A $10 service fee will be charged when a check for the purchase of shares is returned because of insufficient or uncollected funds or a stop payment order.

Shareholders should direct their inquiries to the firm from which they received this prospectus or to Scudder Investments Service Company, the portfolios' Shareholder Service Agent, 811 Main Street, Kansas City, Missouri 64105-2005.

|   Understanding Distributions and Taxes

The portfolios' dividends are declared daily and distributed monthly to shareholders. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. A portfolio may adjust its schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in Subchapter M of the Internal Revenue Code.

Income dividends and capital gain dividends, if any, of a portfolio will be credited to shareholder accounts in full and fractional shares of the same portfolio at net asset value, except that, upon written request to Scudder Investments Service Company, a shareholder may choose to receive income and capital gain dividends in cash.

If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Distributions are generally taxable whether received in cash or reinvested. Exchanges among other mutual funds may also be taxable events.

Dividends from Tax-Exempt Portfolio are generally tax-free for most shareholders, meaning that investors can receive them without incurring federal income tax liability. However, there are a few exceptions:

o a portion of Tax-Exempt Portfolio's dividends may be taxable as an ordinary income if it came from investments in taxable securities

o because Tax-Exempt Portfolio can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

o you should be aware that income exempt from federal tax in the Tax-Exempt Portfolio may be subject to state and local taxes

The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distribution from a portfolio:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o income dividends you receive from a portfolio
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from a portfolio
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from a portfolio
--------------------------------------------------------------------------------



You will be sent detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

You may be subject to state, local and foreign taxes on portfolio distributions and dispositions of portfolio shares. You should consult your tax advisor regarding the particular tax consequences of an investment in a portfolio.

| To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of each portfolio's strategies on its performance. They also have detailed performance figures, a list of everything each portfolio owns, and each portfolio's financial statements. Shareholders get these reports automatically.


Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


For a free copy of any of these documents or to request other information about the portfolios, please contact your financial services firm. These documents and other information about the portfolios are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolios, including the portfolios' SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090. You can also obtain these materials by calling the Shareholder Service Agent at (800) 231-8568, during normal business hours only.


SEC
450 Fifth Street, N.W.
Washington, DC 20549-0102
(202) 942-8090
www.sec.gov


SEC File Number:

Cash Equivalent Fund            811-2899

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 1, 2001


                              CASH EQUIVALENT FUND
               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-231-8568


This Statement of Additional Information contains information about the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio (each a "Portfolio," collectively, the "Portfolios") offered by Cash Equivalent Fund (the "Fund"). Cash Equivalent Fund is an open-end diversified management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Cash Equivalent Fund dated December 1, 2001, as amended from time to time. The prospectus may be obtained without charge from the Fund, and is also available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


                                TABLE OF CONTENTS


INVESTMENT RESTRICTIONS.......................................................2

INVESTMENT POLICIES AND TECHNIQUES............................................5

MANAGEMENT OF THE FUND.......................................................10

   Investment Advisor........................................................10

   Brokerage Commissions.....................................................12

   Underwriter...............................................................13

FUND SERVICE PROVIDERS.......................................................14

   Custodian, Transfer Agent and Shareholder Service Agent...................14

   Auditors .................................................................15

   Legal Counsel.............................................................15

   Fund Accounting Agent.....................................................15

PERFORMANCE..................................................................15

PURCHASE AND REDEMPTION OF SHARES............................................17

DIVIDENDS, CAPITAL GAINS AND TAXES ..........................................20

NET ASSET VALUE..............................................................22

OFFICERS AND TRUSTEES........................................................23

   Beneficial Ownership......................................................25

SPECIAL FEATURES.............................................................26

FUND ORGANIZATION AND SHAREHOLDER RIGHTS.....................................27

APPENDIX -- RATINGS OF INVESTMENTS...........................................30



The financial statements appearing in the Fund's Annual Report to Shareholders are incorporated herein by reference. The Fund's Annual Report dated July 31, 2001 accompanies this Statement of Additional Information, and may be obtained without charge by calling 1-800-231-8568.

                             INVESTMENT RESTRICTIONS

The Fund has adopted certain investment restrictions for each Portfolio which, together with the investment objective and fundamental policies of each Portfolio (limited in regard to the Tax-Exempt Portfolio to the policies in the first and third paragraphs under "Tax-Exempt Portfolio" below), cannot be changed for a Portfolio without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio. The Fund is an open-end diversified management investment company.

The Money Market Portfolio and the Government Securities Portfolio individually may not:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's assets would be invested in securities of that issuer.

(3) Purchase, in the aggregate with all other Portfolios, more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(4) Invest more than 5% of the Portfolio's total assets in securities of issuers (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation.

(5) Enter into repurchase agreements if, as a result thereof, more than 10% of the Portfolio's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

(6) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(7) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three business days, reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

(8) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(9)      Write, purchase or sell puts, calls or combinations thereof.

(10) Concentrate more than 25% of the value of the Portfolio's assets in any one industry; provided, however, that the Portfolio reserves freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances or U.S. Government securities in accordance with its investment objective and policies.

(11) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(12) Invest more than 5% of the Portfolio's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of
         1933).

(13) Invest for the purpose of exercising control or management of another issuer.

(14) Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(15) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(16) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(17) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(18)     Issue senior securities as defined in the  1940 Act.

With regard to investment restriction (10) above, for purposes of determining the percentage of Money Market Portfolio's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets. Currently, the following categories are used: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Also, bankers' acceptances will be only of U.S. banks (excluding foreign branches). In addition, with regard to investment restriction (10) above, the concentration in certificates of deposit or bankers' acceptances applies only to the Money Market Portfolio and the concentration in U.S. Government Securities applies only to the Government Securities Portfolio.

The Tax-Exempt Portfolio may not:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies, except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio.

(2) Purchase securities (other than securities of the U.S. Government, its agencies or instrumentalities) if as a result of such purchase more than 25% of the Portfolio's total assets would be invested in any industry or in any one state, except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio, nor may it enter into a repurchase agreement if more than 10% of its assets would be subject to repurchase agreements maturing in more than seven days.

(3) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio. For purposes of this limitation, the Portfolio will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.

(4) Invest more than 5% of the Portfolio's total assets in industrial development bonds sponsored by companies which with their predecessors have less than three years' continuous operation.

(5) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(6) Borrow money except from banks for temporary purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed one-third of the value of the Portfolio's total assets (including the amount borrowed) in order to meet redemption requests which otherwise might result in the untimely disposition of securities; or pledge the Portfolio's securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of the Portfolio's net assets to secure borrowings. Reverse repurchase agreements made by the Portfolio are permitted within the limitations of this paragraph. The Portfolio will not purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding.

(7) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(8) Write, purchase or sell puts, calls or combinations thereof, although the Portfolio may purchase Municipal Securities subject to Standby Commitments, Variable Rate Demand Notes or Repurchase Agreements in accordance with its investment objective and policies.

(9) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer, except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio.

(10) Invest more than 5% of the Portfolio's total assets in securities restricted as to disposition under the federal securities laws, except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio.

(11) Invest for the purpose of exercising control or management of another issuer.

(12) Invest in commodities or commodity futures contracts or in real estate except that the Portfolio may invest in Municipal Securities secured by real estate or interests therein.

(13) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs.

(14) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio.

(15) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities, and except that all or substantially all of the assets of the Portfolio may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Portfolio.

(16)     Issue senior securities as defined in the 1940 Act.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The
Portfolios did not borrow money as permitted by investment restriction (7) (Money Market and Government Securities Portfolios) and number 6 (Tax-Exempt Portfolio), in the latest fiscal year of the Fund, and they have no present intention of borrowing during the coming year. In any event, borrowings would only be made as permitted by such restrictions. The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development bonds.

Master/Feeder Fund Structure. At a special meeting of shareholders, a majority of the shareholders of the Tax-Exempt Portfolio approved a proposal which gives the Board of Trustees the discretion to retain the current distribution arrangement for the Portfolio while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

                       INVESTMENT POLICIES AND TECHNIQUES


The Portfolios are designed to provide their shareholders with professional management of short-term investment dollars. The Portfolios pool individual and institutional investors' money which they use to buy high quality money market instruments. Because each Portfolio combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. The Portfolios are managed by investment professionals who analyze market trends to take advantage of changing conditions and who seek to minimize risk by diversifying each Portfolio's investments. A Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. However, because of their short maturities, liquidity and high quality ratings, high quality money market instruments, such as those in which the Portfolios invest, are generally considered to be among the safest available. Thus, the Portfolios are designed for investors who want to avoid the fluctuations of principal commonly associated with equity and long-term bond investments. There can be no guarantee that a Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.


In addition, the Portfolios limit their investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the 1940 Act.

Money Market Portfolio. The Money Market Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in the following types of U.S. dollar-denominated money market instruments that mature in 12 months or less:

(1) Obligations of, or guaranteed by, the U.S. or Canadian Governments, their agencies or instrumentalities.

(2) Bank certificates of deposit, time deposits or bankers' acceptances limited to domestic banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

(3) Certificates of deposit and time deposits of domestic savings and loan associations having total assets in excess of $1 billion.

(4) Bank certificates of deposit, time deposits or bankers' acceptances of U.S. branches of foreign banks having total assets in excess of $10 billion.

(5) Commercial paper rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Corporation ("S&P"), or commercial paper or notes issued by companies with an unsecured debt issue outstanding currently rated A or higher by Moody's or S&P, where the obligation is on the same or a higher level of priority as the rated issue, and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated A or higher by Moody's or S&P. For a description of these ratings, see "Appendix -- Ratings of Investments" in this Statement of Additional Information.

(6) Commercial paper secured by a letter of credit issued by a domestic or Canadian chartered bank having total assets in excess of $1 billion and rated Prime-1 by Moody's.

(7) Repurchase agreements of obligations that are suitable for investment under the categories set forth above. Repurchase agreements are discussed below.

To the extent the Portfolio purchases Eurodollar certificates of deposit issued by London branches of U.S. banks, or commercial paper issued by foreign entities, consideration will be given to their marketability and possible restrictions on international currency transactions and to regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates of deposit issued by U.S. banks, and associated income may be subject to the imposition of foreign taxes.

The Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers and individual investor participation in the commercial paper market is very limited.

The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by
Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Portfolio's advisor considers the legally restricted but readily saleable
Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Fund, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities discussed below. The Portfolio's advisor monitors the liquidity of the Portfolio's investments in Section 4(2) paper on a continuous basis.


The Portfolio may concentrate more than 25% of its assets in bank certificates of deposit or banker's acceptances of United States banks (excluding foreign branches) in accordance with its investment objective and policies. Accordingly, the Portfolio may be more adversely affected by changes in market or economic conditions and other circumstances affecting the banking industry than it would be if the Portfolio's assets were not so concentrated.

Government Securities Portfolio. The Government Securities Portfolio seeks to provide maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements backed by such obligations. All securities purchased mature in 12 months or less. Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others are supported by the ability to borrow from the U.S. Treasury. Short-term U.S. Government obligations generally are considered to be the safest short-term investment. The U.S. Government guarantee of the securities owned by the Portfolio, however, does not guarantee the net asset value of its shares, which the Portfolio seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, or are supported by the ability to borrow from the Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Repurchase agreements are discussed below.


Tax-Exempt Portfolio. The Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. The Portfolio pursues its objective by investing primarily in a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations. Under normal market conditions at least 80% of the Portfolio's total assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income tax and from alternative income tax ("Municipal Securities").

Dividends representing net interest income received by the Portfolio on Municipal Securities will be exempt from federal income tax when distributed to the Portfolio's shareholders. Such dividend income may be subject to state and local taxes. (See "Dividends, Taxes and Net Asset Value -- Tax Exempt
Portfolio.") The Portfolio's assets will consist of Municipal Securities, temporary investments, as described further in this Statement of Additional Information, and cash. The Portfolio considers short-term Municipal Securities to be those that mature in one year or less.

The Portfolio will invest only in Municipal Securities which at the time of purchase: (a) are rated within the two highest-ratings for Municipal Securities assigned by Moody's (Aaa or Aa) or assigned by S&P (AAA or AA); (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities acceptable to the Portfolio's advisor; (d) have at the time of purchase Moody's short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Portfolio's advisor.

Municipal Securities generally are classified as "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest.
Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds, which are Municipal Securities, are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.

The Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Portfolio an undivided interest in the Municipal Security in the proportion that the Portfolio's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of one year or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Portfolio's advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Portfolio. It is anticipated by the Portfolio's advisor that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

The Portfolio may purchase securities that provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Portfolio's advisor revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Portfolio's policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Portfolio's advisor to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. For purposes of valuing the Portfolio's securities at amortized cost, the stated maturity of Municipal Securities subject to Standby Commitments is not changed.

The Portfolio may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets will vary from $1.00 per share, since the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction. (See "Dividends, Taxes and Net Asset Value.")

The Portfolio will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

In seeking to achieve its investment objective, the Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Portfolio does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Portfolio's advisor. To the extent that the Portfolio's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Portfolio will be subject to the risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so concentrated.

Municipal Securities that the Portfolio may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current federal tax laws place substantial limitations on the size of such issues.

Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Portfolio may purchase other Municipal Securities similar to the foregoing, that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

From  time  to  time,  as a  defensive  measure  or when  acceptable  short-term
Municipal Securities are not available, the Portfolio may invest in taxable "temporary investments" which include: obligations of the U.S. Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody's or S&P; commercial paper rated in the two highest grades by either of such rating services; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. Repurchase agreements are discussed below. Interest income from temporary investments is taxable to shareholders as ordinary income. Although the Portfolio is permitted to invest in taxable securities, it is the Portfolio's primary intention to generate income dividends that are not subject to federal income taxes. (See "Dividends, Taxes and Net Asset Value.") For a description of the ratings, see "Appendix -- Ratings of Investments" in this Statement of Additional Information.

Borrowings. A Portfolio may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized except that the Tax-Exempt Portfolio may pledge up to 10% of its net assets to secure such borrowings.

Illiquid Securities. A Portfolio will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of such Portfolio's net assets valued at the time of the transaction would be invested in such securities.


Interfund Borrowing and Lending Program. Each Portfolio has received exemptive relief from the SEC which permits the Portfolio to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating Portfolios, including the following:
(1) no Portfolio may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Portfolios under a loan agreement; and (2) no Portfolio may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a Portfolio may participate in the program only if and to the extent that such participation is consistent with the Portfolio's investment objectives and policies (for instance, money market Portfolios would normally participate only as lenders and tax exempt Portfolios only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A
Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating Portfolios. To the extent a Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio, as a matter of fundamental policy, may not borrow for other than temporary or emergency purposes.

Repurchase Agreements. Each Portfolio may invest in repurchase agreements pursuant to its investment guidelines. In a repurchase agreement, a Fund requires ownership of a security and simultaneously commits to resell that security to one seller, typically a bank or broker/dealer.

A repurchase agreement provides a means for a Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Portfolio) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Portfolio together with the repurchase price on the date of repurchase. In either case, the income to a Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

It is not clear whether a court would consider the Obligation purchased by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for a loan by a Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and a Portfolio has not perfected an interest in the Obligation, a Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to a Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Portfolio will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Variable Rate Securities. Each Portfolio may invest in instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest ("Variable Rate Demand Securities"). As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Each Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

                             MANAGEMENT OF THE FUND

Investment Advisor

Zurich Scudder Investments, Inc. ("Zurich Scudder" or the "Advisor"), 345 Park Avenue, New York, New York, is each Portfolio's advisor. The Advisor is approximately 70% owned by Zurich Insurance Company ("Zurich"), a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions, as well as asset management. The balance of the Advisor is owned by its officers and employees. Responsibility for overall management of each Portfolio rests with the Fund's Board of Trustees and officers. Pursuant to investment management agreements, Zurich Scudder acts as each Portfolio's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. Each Portfolio pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value and maintaining all accounting records thereto, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Portfolio and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. Fund expenses generally are allocated among the Portfolios on the basis of net assets at the time of the allocation, except that expenses directly attributable to a particular Portfolio are charged to that Portfolio.


There is one investment management agreement for the Money Market Portfolio and the Government Securities Portfolio and a separate investment management agreement for the Tax-Exempt Portfolio. These agreements are substantially the same except that the graduated fee schedule under a particular agreement is applied only to the Portfolio or Portfolios subject to that agreement and the expense limitations contained in the agreements are different. Each of the investment management agreements continues in effect from year to year for each Portfolio subject thereto so long as its continuation is approved at least annually by a majority vote of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, cast in person at a meeting called for such purpose, and by the shareholders of each Portfolio subject thereto or the Board of Trustees. If continuation is not approved for a Portfolio, an investment management agreement nevertheless may continue in effect for any Portfolio for which it is approved and the Advisor may continue to serve as advisor for the Portfolio for which it is not approved to the extent permitted by the 1940 Act. Each agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Portfolio subject thereto with respect to that Portfolio, and will terminate automatically upon assignment. Additional portfolios may be subject to different agreements.

Each investment management agreement provides that the Advisor shall not be liable for any error of judgment or of law, or for any loss suffered by the Portfolios in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

In certain cases the investments for the Portfolios are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.


On December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder") and Zurich formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc. ("ZKI") and Zurich Kemper Value Advisers, Inc. ("ZKVA"), former subsidiaries of Zurich. ZKI was the former investment manager for each Portfolio. Upon completion of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper").

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual
holding  company   structure,   former  Zurich
shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T. shareholders. On October 17, 2000, the dual-headed holding company structure of Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services. On January 1, 2001, Scudder Kemper Investments, Inc. ("Scudder Kemper") changed its name to Zurich Scudder Investments, Inc. ("Zurich Scudder").


Upon consummation of this transaction, the Portfolios' then current investment management agreements with Scudder Kemper were deemed to have been assigned and, therefore, terminated. The Board approved new investment management agreements (the "Agreements") with Scudder Kemper, which are substantially identical to the prior investment management agreements except for the dates of execution and termination. These agreements became effective on September 7, 1998, upon the termination of the then current investment management agreements, and were approved at a shareholder meeting held on December 17, 1998.

For the services and facilities furnished to the Money Market and Government Securities Portfolios, such Portfolios pay an annual investment management fee monthly, on a graduated basis at the following rate: 0.22% of the first $500 million of combined average daily net assets of such Portfolios, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of combined average daily net assets of such Portfolios over $3 billion. The investment management fee for the Money Market and Government Securities Portfolios are computed based on average daily net assets of such Portfolios and are allocated among such Portfolios based upon the relative net assets of each.

For the services and facilities furnished to the Tax-Exempt Portfolio, such Portfolio pays an annual investment management fee monthly, on a graduated basis at the following annual rate: 0.22% of the first $500 million of average daily net assets, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% on the next $1 billion and 0.15% of average daily net assets of such Portfolio over $3 billion.

For its services as investment advisor and for facilities furnished during the fiscal year ended July 31, 2001, the Fund incurred investment management fees aggregating $1,701,971 for the Money Market Portfolio, $958,533 for the Government Securities Portfolio and $616,093 for the Tax-Exempt Portfolio.

During the fiscal year ended July 31, 2000, the Fund incurred investment management fees aggregating $1,645,321 for the Money Market Portfolio, $919,080 for the Government Securities Portfolio and $656,767 for the Tax-Exempt Portfolio.


During the fiscal year ended July 31, 1999, the Fund incurred investment management fees aggregating $1,930,000 for the Money Market Portfolio, $896,000 for the Government Securities Portfolio and $843,000 for the Tax-Exempt Portfolio.

Brokerage Commissions

Allocation of brokerage is supervised by the Advisor.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Portfolio is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) with commissions charged on comparable transactions, as well as by comparing commissions paid by a Portfolio to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

The Portfolios' purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply brokerage and research services to the Advisor or a Portfolio. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for the Portfolio to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Advisor or the Portfolio in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Portfolio. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

Although certain research services from broker/dealers may be useful to a Portfolio and to the Advisor, it is the opinion of the Advisor that such information only supplements the Advisor's own research effort since the information must still be analyzed, weighed, and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than a Portfolio, and not all such information is used by the Advisor in connection with a Portfolio. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Portfolio.

The Trustees review, from time to time, whether the recapture for the benefit of a Portfolio of some portion of the brokerage commissions or similar fees paid by a Portfolio on portfolio transactions is legally permissible and advisable.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by a Portfolio for such purchases. During the last three fiscal years, none of the Portfolios paid brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

Code of Ethics

The Fund, the Advisor and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Portfolios and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Portfolios, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Portfolios. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Underwriter

Pursuant to an administration, shareholder services and distribution agreement and an underwriting agreement (collectively "distribution agreement"), Scudder Distributors, Inc. ("SDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as primary administrator, distributor and principal underwriter for the Portfolios to provide information and services for existing and potential shareholders. The distribution agreement provides that Scudder distributors, Inc. ("SDI") shall appoint various firms to provide a cash management service for their customers or clients through the Portfolios. The firms are to provide such office space and equipment, telephone facilities, personnel and literature distribution as is necessary or appropriate for providing information and services to the firms' clients. Each Portfolio has adopted a plan in accordance with Rule 12b-1 under the 1940 Act (the "12b-1 Plan"). The rule regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing shares.

The distribution agreement and the 12b-1 Plans continue in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. The distribution agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by a Portfolio or by SDI upon 60 days' written notice. Termination by a Portfolio may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of a Portfolio as defined under the 1940 Act. The 12b-1 Plan may not be amended to increase the fee to be paid by a Portfolio without approval by a majority of the outstanding voting securities of a Portfolio and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of each 12b-1 Plan. The Portfolios of the Fund will vote separately with respect to the 12b-1 Plan. For its services under the distribution agreement, and pursuant to each 12b-1 Plan, the Fund pays SDI an annual distribution fee, payable monthly, of 0.38% of average daily net assets with respect to the Money Market and Government Securities Portfolios and 0.33% of average daily net assets with respect to the Tax-Exempt Portfolio.

SDI is the principal underwriter for shares of each Portfolio and acts as agent of each Portfolio in the sale of its shares. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs.

SDI has entered into related services agreements with various broker-dealer firms to provide cash management and other services for each Portfolio's shareholders. Such services and assistance may include, but may not be limited to, establishment and maintenance of shareholder accounts and records, processing purchase and redemption transactions, providing automatic investment in Portfolio shares of client account balances, answering routine inquiries regarding a Portfolio, assisting clients in changing account options, designations and addresses, and such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. SDI also has services agreements with banking firms to provide the above listed services, except for certain distribution services that the banks may be prohibited from providing, for their clients who wish to invest in a Portfolio. SDI also may provide some of the above services for a Portfolio. SDI normally pays such firms at an annual rate ranging from 0.15% to 0.40% of average net assets of those accounts in the Money Market and Government Securities
Portfolios that they maintain and service and ranging from 0.15% to 0.33% of average daily net assets of those accounts in the Tax-Exempt Portfolio that they maintain and service. In addition, SDI may, from time to time, from its own resources, pay certain firms additional amounts for such services including, without limitation fixed dollar amounts and amounts based upon a percentage of net assets or increased net assets in those Fund accounts that said firms maintain and service. SDI also may reimburse firms for costs associated with the transfer of client balances to the Fund. SDI may elect to keep a portion of the total distribution fee to compensate itself for functions performed for a Portfolio or to pay for sales materials or other promotional activities.

For the fiscal year ended July 31, 2001, the Fund incurred distribution fees in the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio of $3,204,183, $1,804,154 and $924,141, respectively. As of July 31, 2001, $281,270, $159,124 and $79,653 was unpaid by each respective Portfolio.

For the fiscal year ended July 31, 2001, SDI incurred expenses for all of the portfolios for underwriting, distribution and administration in the approximate amounts noted: fees to firms $0; advertising and literature $0; prospectus printing $0; and marketing and sales expenses $12,348, for a total of $12,348. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense; however, SDI has made no attempt to differentiate between expenses that are overhead and those that are not.

For the fiscal year ended July 31, 2000, the Fund incurred distribution fees in the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio of $3,177,526, $1,730,825 and $985,153, respectively, for a total amount of $5,893,504. SDI remitted $3,110,686, $1,719,041 and $874,988, respectively, to various firms, pursuant to the related services agreements.

For the fiscal year ended July 31, 2000, SDI incurred expenses for all of the portfolios for underwriting, distribution and administration in the approximate amounts noted: fees to firms $5,704,715; advertising and literature $0; prospectus printing $0; and marketing and sales expenses $91,503, for a total of $5,796,218. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense; however, SDI has made no attempt to differentiate between expenses that are overhead and those that are not.

For the fiscal year ended July 31, 1999, the Fund incurred distribution fees in the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio of $3,586,000, $1,709,000 and $1,217,000 respectively, for a total amount of $6,512,000. SDI remitted $3,609,000, $1,696,000 and
$1,167,000, respectively, to various firms, pursuant to the related services agreements.

For the fiscal year ended July 31, 1999, SDI incurred expenses for all of the portfolios for underwriting, distribution and administration in the approximate amounts noted: fees to firms $6,472,000; advertising and literature $0; prospectus printing $0 and marketing and sales expenses $409,000, for a total of $6,881,000. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense; however, SDI has made no attempt to differentiate between expenses that are overhead and those that are not.

Certain officers or trustees of the Fund are also directors or officers of the Advisor and SDI as indicated under "Officers and Trustees."

                             FUND SERVICE PROVIDERS

Custodian, Transfer Agent and Shareholder Service Agent

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Portfolios. State Street attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolios. State Street is also transfer agent of the Portfolios. Pursuant to a services agreement with State Street, Scudder Investments Service Company

("SISC"), an affiliate of the Advisor, serves as "Shareholder Service Agent" and, as such, performs all of State Street's duties as transfer agent and dividend paying agent. State Street receives, as transfer agent, and pays to SISC annual account fees of a maximum of $13 per account plus out-of-pocket expense reimbursement. During the fiscal year ended July 31, 2001, SISC received shareholder services fees of $1,227,184 for Money Market Portfolio, $877,596 for Government Securities Portfolio and $98,812 for Tax-Exempt Portfolio. Of those amounts, $229,485, $90,000 and $16,213 was unpaid for each respective Portfolio as of July 31, 2001. During the fiscal years ended July 31, 2000 and 1999, State Street remitted shareholder service fees in the amount of $2,306,920 and $2,616,000, respectively, to SISC as Shareholder Service Agent.

Auditors

The Fund's independent auditors, Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


Legal Counsel

Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Fund.


Fund Accounting Agent

Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of the Advisor, is responsible for determining the net asset value per share of each Portfolio and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Portfolios; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

                                   PERFORMANCE

The Fund may advertise several types of performance information for a Portfolio, including "yield," "effective yield" and, for the Tax-Exempt Portfolio only, "tax equivalent yield." Each of these figures is based upon historical earnings and is not representative of the future performance of a Portfolio. The yield of a Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect. Tax equivalent yield is the yield that a taxable investment must generate in order to equal the Tax-Exempt Portfolio's yield for an investor in a stated federal income tax bracket (normally assumed to be the maximum tax rate). Tax equivalent yield is based upon, and will be higher than, the portion of the Tax-Exempt Portfolio's yield that is tax-exempt.

Each Portfolio's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for each Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation. For the seven-day period ended July 31, 2001, the Money Market Portfolio's yield was 3.27%, the Government Securities Portfolio's yield was 3.00% and the Tax-Exempt Portfolio's yield was 2.20%.

Each Portfolio's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day base period return +1)365/7 - 1. Each Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1. For the seven day period ended July 31, 2001, the Money Market Portfolio's effective yield was 3.32%, the Government Securities Portfolio's effective yield was 3.04% and the Tax Exempt Portfolio's effective yield was 2.23%.

The tax equivalent yield of the Tax-Exempt Portfolio is computed by dividing that portion of the Portfolio's yield (computed as described above) that is tax-exempt by one minus the stated federal income tax rate and adding the product to that portion, if any, of the yield of the Portfolio that is not tax-exempt. Based upon a marginal federal income tax rate of 39.1% and the Tax-Exempt Portfolio's yield computed as described above for the seven-day period ended July 31, 2001, the Tax-Exempt Portfolio's tax-equivalent yield was 3.66%. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.

Each Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio with that of their competitors. Past performance cannot be a guarantee of future results.

The Fund may depict the historical performance of the securities in which a Portfolio may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. A Portfolio may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Portfolio.

Investors may also want to compare a Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. A Portfolio's yield will fluctuate. Also, while each Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so. In addition, investors may want to compare a Portfolio's performance to the Consumer Price Index, either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.

Tax-Exempt versus Taxable Yield. You may want to determine which investment -- tax-exempt or taxable -- will provide you with a higher after-tax return. To determine the tax equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The table below is provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Tax-Exempt Portfolio may generate. Both tables are based upon current law as to the 2000 federal tax rate schedules as noted below.

FEDERAL

Tax Equivalent Yields

                                              Combined                     Effective   Effective  Combined
Taxable           Effective   Effective       and Federal  Taxable         State       Federal    and Federal
Income Single     State Rate* Federal Rate**  Tax Bracket  Income Joint    Rate*       Rate**     Tax Bracket
-------------     ----------- --------------  -----------  ------------    -----       ------     -----------

   $0 - 27,050       0.00%         15.00%        15.00%       0 - 45,200      0.00%      15.00%        15.00%
 $27,051 - 65,550    0.00%         27.50%        27.50%    45,201 - 109,250   0.00%      27.50%        27.50%
                                    109,251 -
$65,551 - 136,750    0.00%         30.50%        30.50%        166,450        0.00%      30.50%        30.50%
                                    166,451 -
$136,751 - 297,300   0.00%         35.50%        35.50%        297,300        0.00%      35.50%        35.50%
  over $297,300      0.00%         39.10%        39.10%      over 297,300     0.00%      39.10%        39.10%

                                  If your combined federal and state effective tax rate in 2000 is:
                                  -----------------------------------------------------------------
                        15.00%       27.50%       27.50%    30.50%    30.50%     35.50%        35.50%        39.10%
To match these
tax-free yields:                     Your taxable investment would have to earn the following yield:
                                     ---------------------------------------------------------------

      2.00%              2.35%        2.76%        2.76%     2.88%     2.88%      3.10%         3.10%         3.28%
      3.00%              3.53%        4.14%        4.14%     4.32%     4.32%      4.65%         4.65%         4.93%
      4.00%              4.71%        5.52%        5.52%     5.76%     5.76%      6.20%         6.20%         6.57%
      5.00%              5.88%        6.90%        6.90%     7.19%     7.19%      7.75%         7.75%         8.21%
      6.00%              7.06%        8.28%        8.28%     8.63%     8.63%      9.30%         9.30%         9.85%
      7.00%              8.24%        9.66%        9.66%    10.07%    10.07%     10.85%        10.85%        11.49%
      8.00%              9.41%       11.03%       11.03%    11.51%    11.51%     12.40%        12.40%        13.14%
      9.00%             10.59%       12.41%       12.41%    12.95%    12.95%     13.95%        13.95%        14.78%

Please note:

1) This chart does not take into consideration any local or city tax rates.

2) The effective state and federal tax rates are calculated using the highest marginal tax rate within the applicable tax bracket.

3) The combined effective tax rate reflects a deduction for state income taxes on the federal return.

4) Taxable income amounts represent taxable income as defined in the Internal Revenue Code.

*      2000 rates

**     2001 rates



                        PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares

Shares of a Portfolio are sold at their net asset value next determined after an order and payment are received in the form described in the prospectus. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. The Fund may waive the minimum for purchases by trustees, directors, officers or employees of the Fund or the Advisor and its affiliates. An investor wishing to open an account should use the

Account Information Form available from the Fund or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.


Each Portfolio seeks to have its portfolio as fully invested as possible at all times in order to achieve maximum income. Since each Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), each Portfolio has adopted procedures for the convenience of its shareholders and to ensure that each Portfolio receives investable funds. Orders for purchase of shares of a Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to the 2:00 p.m. Eastern time net asset value determination for the Money Market and the Government Securities Portfolios and at or prior to the 12:00 p.m. Eastern time net asset value determination for the Tax-Exempt Portfolio. Otherwise such shares will receive the dividend for the next calendar day if effected at 4:00 p.m. Eastern time. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 4:00 p.m. Eastern time on the next business day following receipt and such shares will receive the dividend for the calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.


If payment is wired in Federal Funds, the payment should be directed to UMB , N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, M0 64106 for credit to the appropriate Portfolio bank account (CEF Money Market Portfolio 17:
98-0103-348-4; CEF Government Securities Portfolio 23: 98-0103-378-6; CEF Tax-Exempt Portfolio 45: 98-0103-380-8).

Redemption of Shares


General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of a Portfolio will be redeemed by the Fund at the next determined net asset value. If processed at 4:00 p.m. Eastern time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.


Each Portfolio may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.


Although it is each Portfolio's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, a Portfolio will pay the redemption price in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition could incur certain transaction costs. Such a redemption would not be so liquid as a redemption entirely in cash. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares of a Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of that Portfolio during any 90-day period for any one shareholder of record.


If shares of a Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use expedited redemption procedures (wire transfer or Redemption Check) until the shares being redeemed have been owned for at least 10 days, and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by a Portfolio may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and preauthorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Because of the high cost of maintaining small accounts, each Portfolio reserves the right to redeem an account that falls below the minimum investment level, currently $1,000. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before a Portfolio redeems the shareholder account.

Firms provide varying arrangements for their clients to redeem Portfolio shares. Such firms may independently establish minimums and maximums and charge additional amounts to their clients for such services.


Regular Redemptions. Shareholders should contact the firm through which shares were purchased for redemption instructions. However, when shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed (if applicable) to Scudder Investments Service Company, P.O. Box 219153, Kansas City, Missouri 64121-9153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians, executors, administrators, trustees, or guardians.


Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders provided the trustee, executor, guardian or custodian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been preauthorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 12:00 p.m. Eastern time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone or in writing, subject to the limitations on liability described under "General" above. A Portfolio is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. A Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, contact the firm through which shares of a Portfolio were purchased or send a written request to the Shareholder Service Agent with signatures guaranteed as described above. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. Each Portfolio reserves the right to terminate or modify this privilege at any time.


Redemptions by Draft. Upon request, shareholders will be provided with drafts to be drawn on a Portfolio ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $250 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until a Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Information Form which is available from a Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. Each Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of a Portfolio. In addition, firms may impose minimum balance requirements in order to obtain this feature. Firms may also impose fees to investors for this privilege or, if approved by a Portfolio, establish variations of minimum check amounts.

Unless one signer is authorized on the Account Information Form, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on a Portfolio's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificated form. Each Portfolio reserves the right to terminate or modify this privilege at any time.

A Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of a Portfolio account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested. Firms may charge different service fees.

Special Features


Certain firms that offer shares of a Portfolio also provide special redemption features through charge or debit cards, automatic teller machines and checks that redeem Portfolio shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

                       DIVIDENDS, CAPITAL GAINS AND TAXES

Dividends. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of a Portfolio at the net asset value normally on the fifteenth day of each month if a business day, otherwise on the next business day. A Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date.

Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another Scudder Fund offering this privilege at the net asset value of such other fund. See "Special Features -- Exchange Privilege" for a list of such other Scudder Funds. To use this privilege of investing Portfolio dividends in shares of another Scudder Fund, shareholders must maintain a minimum account value of $1,000 in a Portfolio.


Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of
(a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of each Portfolio are accrued each day. While each Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of a Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.

Each Portfolio reinvests dividend checks (and future dividends) in shares of a Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of a Portfolio unless the shareholder requests that such policy not be applied to the shareholder's account. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Taxes

Taxable Portfolios. The Money Market Portfolio and the Government Securities Portfolio each intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Dividends from these Portfolios do not qualify for the dividends received deduction available to corporate shareholders.

Tax-Exempt Portfolio. The Tax-Exempt Portfolio intends to continue to qualify under the Code as a regulated investment company and, if so qualified, will not be subject to federal income taxes to the extent its earnings are distributed. This Portfolio also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, accordingly, dividends representing net interest received on Municipal Securities will not be included by shareholders in their gross income for federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income.


Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from the Tax-Exempt Portfolio are to be treated as interest on private activity bonds in proportion to the interest income the Portfolio receives from private activity bonds, reduced by allowable deductions.


Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

Shareholders  will be required to disclose on their  federal  income tax returns
the  amount  of  tax-exempt   interest   earned   during  the  year,   including
exempt-interest dividends received from the Tax-Exempt Portfolio.

Individuals whose modified income exceeds a base amount will be subject to federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio and 50% of Social Security benefits. Individuals are advised to consult their tax advisers with respect to the taxation of Social Security benefits.

The tax exemption of dividends from the Tax-Exempt Portfolio for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Portfolio are advised to consult their own tax adviser as to the status of their accounts under state and local tax laws.

General. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for federal income tax purposes. Each Portfolio may adjust its schedule for dividend reinvestment for the month of December to assist it in complying with reporting and minimum distribution requirements contained in the Code.

If for any taxable year a Portfolio does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction, in the case of corporate shareholders.


Each Portfolio is required by law to withhold 30.5% (30% in 2002 and 2003) of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts (IRAs) or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirement.


Interest on indebtedness that is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Further, the Tax-Exempt Portfolio may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by the Tax-Exempt Portfolio or are "related persons" to such users; such persons should consult their tax advisers before investing in the Tax-Exempt Portfolio.


Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations (see "Purchase of Shares -- Clients of Firms"). Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

                                 NET ASSET VALUE

As described in the prospectus, each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of a Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Portfolio's $1.00 per share net asset value, or if there were any other deviation which the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

                              OFFICERS AND TRUSTEES


The officers and trustees of the Fund, their From Fund birthdates, their principal occupations and their affiliations, if any, with the Advisor and SDI are listed below. All persons named as officers and trustees also serve in similar capacities for other funds advised by the Advisor.

JOHN W. BALLANTINE (2/16/46), Trustee, 222 South Riverside Plaza, Chicago, Illinois; Retired; formerly, First Chicago NBD Corporation/The First National Bank of Chicago: 1996-1998, Executive Vice President and Chief Risk Management Officer; 1995-1996, Executive Vice President and Head of International Banking; Director, First Oak Brook Bancshares, Inc., Oak Brook Bank and Tokheim Corporation.

LEWIS A. BURNHAM (1/8/33), Trustee, 222 South Riverside Plaza, Chicago, Illinois; Retired; formerly, Partner, Business Resources Group (management consulting firm); formerly, Executive Vice President, Anchor Glass Container Corporation.

MARK S. CASADY* (9/12/60), President and Trustee, 345 Park Avenue, New York, New York; formerly, Institutional Sales Manager of an unaffiliated mutual fund distributor, Chairman and Director, Distributor; Managing Director, Advisor.

LINDA C.  COUGHLIN*  (1/1/52),  Trustee,  Vice  President and  Chairperson,  Two
International Place, Boston, Massachusetts; Vice Chairperson and Director, Distributor; Managing Director, Advisor.

DONALD L.  DUNAWAY  (3/8/37),  Trustee,  222  South  Riverside  Plaza,  Chicago,
Illinois; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).

JAMES  R.  EDGAR  (07/22/46),  Trustee,  222  South  Riverside  Plaza,  Chicago,
Illinois; Distinguished Fellow, Institute of Government and Public Affairs, University of Illinois; Director, Kemper Insurance Companies; Director, John B. Sanfilippo & Son, Inc.; Director, Horizon Group Properties, Inc.; formerly, Governor of the State of Illinois.

WILLIAM F. GLAVIN, JR.* (08/30/58), Trustee and Vice President, Two International Place, Boston, Massachusetts; formerly, Executive Vice President of Market and Product Development, The Dreyfus Corporation; Vice President and Director, Distributor; Managing Director, Advisor.

ROBERT B. HOFFMAN (12/11/36), Trustee, 222 South Riverside Plaza, Chicago, Illinois; Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief
Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly Vice President and Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals); Director, Harnischfeger Industries, Inc.

SHIRLEY D. PETERSON  (9/3/41),  Trustee,  222 South  Riverside  Plaza,  Chicago,
Illinois; Retired; formerly, President, Hood College, Maryland; formerly, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General (Tax), U.S. Department of Justice; Director, Bethlehem Steel Corp.

FRED B. RENWICK (02/01/30), Trustee, 222 South Riverside Plaza, Chicago, Illinois; Professor Emeritus of Finance, New York University, Stern School of Business; Director, the Wartburg Foundation; Chairman, Finance Committee of Morehouse College Board of Trustees; Director, American Bible Society Investment Committee; formerly, member of the Investment Committee of Atlanta University Board of Trustees; formerly Director of Board of Pensions, Evangelical Lutheran Church of America.

WILLIAM P. SOMMERS (7/22/33), Trustee, 222 South Riverside Plaza, Chicago, Illinois; Retired; formerly, President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton, Inc. (management consulting firm); Director, PSI, Inc., Evergreen Solar, Inc., and Litton Industries; Advisor, Guckenheimer Enterprises; Consultant and Director, SRI/Atomic Tangerine.

JOHN G. WEITHERS (8/8/33), Trustee, 222 South Riverside Plaza, Chicago, Illinois 60606; presently, Director, Federal Life Insurance Company; Chairman of the Board of Members and Trustee, DePaul University; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, International Federation of Stock Exchanges; Director, Records Management Systems.

PHILIP J. COLLORA (11/15/45), Vice President and Assistant Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Attorney, Assistant Secretary, Distributor; Senior Vice President, Advisor.


KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Advisor.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Advisor.


RICHARD L. VANDENBERG (11/16/49), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; formerly, Senior Vice President and Portfolio Manager of an unaffiliated investment management firm; Managing Director, Advisor.

LINDA J. WONDRACK (9/12/64),  Vice President*,  Two International Place, Boston,
Massachusetts;   Vice  President  and  Chief  Compliance  Officer,  Distributor,
Managing Director, Advisor.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Assistant Treasurer, Distributor, Senior Vice President, Advisor.

THOMAS LALLY (9/22/67), Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.


BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.


CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997, Assistant Secretary, Distributor; Managing Director, Advisor

JOHN  MILLETTE  (8/23/62),   Secretary*,   Two  International   Place,   Boston,
Massachusetts; Vice President, Advisor.

*    Interested persons of the Fund as defined in the 1940 Act.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Fund's 2000 calendar year.


                                                        Total Compensation
                                  Aggregate               Zurich Scudder
Name of Trustee                 Compensation       Funds Paid to Trustees(2)(3)
---------------                 ------------       ----------------------------

John W. Ballantine               $22,286                      $183,570
Lewis A. Burnham                 $15,749                      $154,040
Donald L. Dunaway(1)             $24,958                      $205,350
James R. Edgar*                       --                      $195,080
Robert B. Hoffman                $16,545                      $163,890
Shirley D. Peterson              $15,070                      $149,010
Fred B. Renwick*                      --                      $204,620
William P. Sommers               $15,935                      $153,330
John G. Weithers*                     --                      $239,180

* Elected as a Trustee of the Fund effective July 2001.

(1) Pursuant to deferred compensation agreements with the Fund, Mr. Dunaway has deferred, in prior years, compensation from the Fund. Deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees (including interest thereon) payable from the Fund to Mr. Dunaway is $87,741.

(2) For Messrs. Ballantine, Burnham, Dunaway, Hoffman, Jones, and Sommers and Ms. Peterson, total amounts include compensation for service on the boards of 26 trusts/corporations comprised of 45 fund portfolios. For Messrs. Edgar, Renwick and Weithers, total amounts include compensation for service on the boards of 16 trusts/corporations comprised of 61 fund portfolios. Each Trustee elected as of July 2001 currently serves on the boards of 33 Scudder funds comprised of 78 fund portfolios.

(3)      Aggregate  compensation  reflects  amounts  paid  to the  Trustees  for numerous special meetings in connection with the Advisor's restructuring initiative (which included a comprehensive review of the Advisor's proposals, including a branding change, combinations of certain funds (including tax implications), liquidations of certain funds, implementation of an administrative agreement for certain funds (including fee caps) and the consolidation of certain boards). Such amounts totaled $77,760, $43,200, $77,760, $39,420, $47,520, $47,520,
         $82,080, $47,520 and $43,200 for Messrs. Ballantine, Burnham, Dunaway, Edgar, Hoffman, Renwick, Weithers and Sommers and Ms. Peterson, respectively. A portion of these meeting fee was borne by the Advisor.

Beneficial Ownership

On October 31, 2001, the officers and trustees of the Fund, as a group, owned less than 1% of the then outstanding shares of each Portfolio and the following persons owned of record 5% or more of the outstanding shares of the Portfolios of the Fund:

As of October 31, 2001, 47,747,752 shares in the aggregate, or 6.29% of the outstanding shares of Cash Equivalent Fund: Money Market Portfolio, were held in the name of Amn-Amro, Inc., Omnibus Account, 208 S. LaSalle Street, Chicago, IL 60604 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2001, 222,076,886 shares in the aggregate, or 23.45% of the outstanding shares of Cash Equivalent Fund: Money Market Portfolio, were held in the name of IDEX Investor Services Inc., Omnibus Account, P.O. Box 9015, Clearwater, FL 33758 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2001, 450,386,544 shares in the aggregate, or 47.45% of the outstanding shares of Cash Equivalent Fund: Money Market Portfolio, were held in the name of D.A. Davidson & Co., Money Market Omnibus Account, P.O. Box 5015, Great Falls, MT 59403 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2001, 452,589,157 shares in the aggregate, or 88.51% of the outstanding shares of Cash Equivalent Fund: Government Securities Portfolio, were held in the name of D.A. Davidson & Co., Govt. Securities Omnibus Account, P.O. Box 5015, Great Falls, MT 59403 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2001, 15,901,215 shares in the aggregate, or 5.28% of the outstanding shares of Cash Equivalent Fund: Tax-Exempt Portfolio, were held in the name of Amn-Amro, Inc., Omnibus Account, 208 S. LaSalle Street, Chicago, IL 60604 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2001, 90,480,277 shares in the aggregate, or 30.09% of the outstanding shares of Cash Equivalent Fund: Tax-Exempt Portfolio, were held in the name of D.A. Davidson & Co., Tax-Exempt Omnibus Account, P.O. Box 5015, Great Falls, MT 59403 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2001, 17,210,913 shares in the aggregate, or 5.72% of the outstanding shares of Cash Equivalent Fund: Tax-Exempt Portfolio, were held in the name of Zurich Scudder Investments, Inc. for the benefit of Elizabeth and Thomas Liebman, 345 Park Avenue, New York, NY 10154, who may be deemed to be the beneficial owner of certain of these shares.



                                SPECIAL FEATURES


Exchange Privilege. Subject to the limitations described below, shares of the following Scudder Mutual Funds may be exchanged for each other at their relative net asset values: Scudder Technology Fund, Scudder Total Return Fund, Scudder Growth Fund, Scudder Dynamic Growth Fund, Scudder Strategic Income Fund, Scudder High Yield Series, Scudder U.S. Government Securities Fund, Scudder State Tax-Free Income Series, Scudder Blue Chip Fund, Scudder Target Equity Fund (series are subject to a limited offering period), Scudder Cash Reserves Fund, Scudder Value Series, Inc., Scudder Focus Value Plus Growth Fund, Scudder New Europe Fund, Inc., Scudder Aggressive Growth Fund, Scudder International Research Fund, Inc., Scudder-Dreman Financial Services Fund, Scudder Equity Trust and Scudder Investors Trust ("Scudder Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Zurich Yieldwise Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Scudder Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Scudder Fund in excess of $1,000,000 (except Scudder Cash Reserves Fund), acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition to the current limits on exchanges of shares with a value over $1,000,000, shares of a Scudder fund with a value of $1,000,000 or less (except Scudder Cash Reserves Fund) acquired by exchange from another Scudder fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the investment manager's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder fund and therefore may be subject to the 15-day hold policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Scudder Target Equity Fund will be available on exchange only during the offering period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with the Underwriter with respect to such Funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.

The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from firms or the Underwriter. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

Systematic Withdrawal Program. An owner of $5,000 or more of a Portfolio's shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by a Portfolio and may be terminated at any time by the shareholder or a Portfolio. Firms provide varying arrangements for their clients to redeem Portfolio shares on a periodic basis. Such firms may independently establish minimums for such services.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and SDI can establish your account in any of the following types of retirement plans:

o Individual Retirement Accounts (IRAs) with Investors Fiduciary Trust Company as custodian. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), IRA accounts and Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

o 403(b) Custodial Accounts with State Street as custodian. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with State Street as custodian describe the current fees payable for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.


Electronic Funds Transfer Programs. For your convenience, the Fund has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Fund for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Fund. Shareholders should contact SISC at 1-800-231-8568 or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolios.

                    FUND ORGANIZATION AND SHAREHOLDER RIGHTS


The Fund is an open-end, diversified, management investment company, organized as a business trust under the laws of Massachusetts on August 9, 1985. Effective September 27, 1985, the Money Market and Government Securities Portfolios pursuant to a reorganization succeeded to the assets and liabilities of the two Portfolios of Cash Equivalent Fund, Inc., a Maryland corporation organized on February 2, 1979. The Money Market and Government Securities Portfolios commenced operations on March 16, 1979 and December 1, 1981, respectively. Effective August 1, 1988, the Tax-Exempt Portfolio succeeded to the assets and liabilities of Tax-Exempt Money Market Fund, a Massachusetts business trust organized October 25, 1985. Effective January 31, 1986, Tax-Exempt Money Market Fund succeeded to the assets and liabilities of Tax-Exempt Money Market Fund, Inc., a Maryland corporation that was organized January 27, 1982 and commenced operations on July 9, 1982. The Fund may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value. While only shares of the three previously described Portfolios are presently being offered, the Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable. Since the Fund offers multiple Portfolios, it is known as a "series company." Shares of each Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. Shareholders will vote by Portfolio and not in the aggregate except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees.


The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination or reorganization of the Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust as provided in such Declaration of Trust (other than amendments changing the name of the Fund or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.


Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund (or any Portfolio) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.

                       APPENDIX -- RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

A-1, A-2 and Prime-1, Prime-2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

MIG-1 and MIG-2 Municipal Notes

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short- term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

           STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                                 CASH EQUIVALENT FUND

                                               PART C. OTHER INFORMATION

Item 23.                   Exhibits.
--------                   ---------

                           (a)    (1)   Amended and Restated Agreement and Declaration of Trust dated September 27, 1985 is incorporated by reference to Post-Effective Amendment No. 21 to the
                                        Registration Statement.

                                  (2)   Written Instrument Amending Agreement and Declaration of Trust, dated August 1,
                                        1988, is incorporated by reference to Post-Effective Amendment No. 21 to the
                                        Registration Statement.

                           (b)          By-laws are incorporated by reference to Post-Effective Amendment No. 21 to the
                                        Registration Statement.

                                  (2)   Amendment to the By-Laws of the Registrant, dated November 30, 2000.
                                        Filed herein.

                           (c)          Text of Share Certificate incorporated by reference to Post-Effective Amendment
                                        No. 21 to the Registration Statement.

                           (d)    (1)   Investment Management Agreement between the Registrant, on behalf of  Money
                                        Market Portfolio and Government Securities Portfolio, and Kemper Financial
                                        Services, Inc., dated January 4, 1996, is incorporated by reference to
                                        Post-Effective Amendment No. 23 to the Registration Statement.

                                  (2)   Investment Management Agreement between the Registrant, on behalf of  Tax-Exempt
                                        Portfolio, and Kemper Financial Services, Inc., dated January 4, 1996, is incorporated by reference to Post-Effective Amendment No. 23 to the Registration
                                        Statement.

                                  (3)   Investment Management Agreement between the Registrant, on behalf of  Money
                                        Market Portfolio and Government Securities Portfolio, and Scudder Kemper
                                        Investments, Inc., dated December 31, 1997, is incorporated by reference to
                                        Post-Effective Amendment No. 25 to the Registration Statement.

                                  (4)   Investment Management Agreement between the Registrant, on behalf of  Tax-Exempt
                                        Portfolio, and Scudder Kemper Investments, Inc., dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                        Statement.

                                  (5)   Investment Management Agreement between the Registrant, on behalf of Money
                                        Market Portfolio and Government Securities Portfolio, and Scudder Kemper
                                        Investments, Inc., dated September 7, 1998, is incorporated by reference to
                                        Post-Effective Amendment No. 26 to the Registration Statement.

                                  (6)   Investment Management Agreement between the Registrant, on behalf of  Tax-Exempt
                                        Portfolio, and  Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration
                                        Statement.

                           (e)    (1)   Administration, Shareholder Services and Distribution Agreement between the


                                        Registrant and Kemper Distributors, Inc., dated January 4, 1996, is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

                                  (2)   Form of Administration, Services and Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement.

                                  (3)   Administration, Shareholder Services and Distribution Agreement between the
                                        Registrant and Kemper Distributors, Inc., dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                        Statement.

                                  (4)   Administration, Shareholder Services and Distribution Agreement between the
                                        Registrant and Kemper Distributors, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                        Statement.

                           (f)          Kemper Retirement Plan Prototype is incorporated by reference to Post-Effective
                                        Amendment No. 21 to the Registration Statement.

                                        Model Individual Retirement Account is incorporated by reference to
                                        Post-Effective Amendment No. 21 to the Registration Statement.

                           (g)    (1)   Custody Agreement between the Registrant and Investors Fiduciary Trust Company,
                                        dated March 1, 1995, is incorporated by reference to Post-Effective Amendment
                                        No. 21 to the Registration Statement.

                                  (2)   Custody Agreement between the Registrant and State Street Bank and Trust
                                        Company, dated April 19, 1999, is incorporated by reference to Post-Effective
                                        Amendment No. 26 to the Registration Statement.

                                  (3)   Amendment to the current Custody Agreement between the Registrant and State
                                        Street Bank and Trust Company, dated May 3, 1999, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

                                  (4)   Amendment to the current Custody Agreement between the Registrant and State
                                        Street Bank and Trust Company, dated January 5, 2001, is filed herein.

                           (h)    (1)   Agency Agreement between the Registrant and Investors Fiduciary Trust Company,
                                        dated April 1, 1991, is incorporated by reference to Post-Effective Amendment
                                        No. 21 to the Registration Statement.

                                  (2)   Fund Accounting Services Agreement between the Registrant, on behalf of Money
                                        Market Portfolio, and Scudder Fund Accounting Corporation, dated December 31,
                                        1997, is incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registrant's Registration Statement.

                                  (3)   Fund Accounting Services Agreement between the Registrant, on behalf of
                                        Government Securities Portfolio, and Scudder Fund Accounting Corporation, dated
                                        December 31, 1997, is incorporated by reference to Post-Effective Amendment No.
                                        25 to the Registration Statement.

                                  (4)   Fund Accounting Services Agreement between the Registrant, on behalf of
                                        Tax-Exempt Portfolio, and Scudder Fund Accounting Corporation, dated December
                                        31, 1997, is incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registration Statement.

                                       2

                           (i)          Opinion and Consent of Counsel is filed herein.

                           (j)          Report and Consent of Independent Auditors is filed herein.


                           (k)          Inapplicable.

                           (l)          Inapplicable.

                           (m)    (1)   Amended and Restated 12b-1 Plan between the Registrant, on behalf of Money
                                        Market Portfolio, and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                        Statement.

                                  (2)   Amended and Restated 12b-1 Plan between the Registrant, on behalf of Government
                                        Securities Portfolio, and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                        Statement.

                                  (3)   Amended and Restated 12b-1 Plan between the Registrant, on behalf of  Tax-Exempt
                                        Portfolio, and Kemper Distributors, Inc., dated August 1, 1998, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

                           (n)          Inapplicable.

                           (p)    (1)   Code of Ethics for Scudder Kemper Investments, Inc. and certain of its subsidiaries, including Kemper Distributors, Inc. and Scudder Investor Services,
                                        Inc. is incorporated by reference to Post-Effective Amendment No. 29 to the
                                        Registration Statement.

                                  (2)   Code of Ethics for Cash Equivalent Fund is incorporated by reference to
                                        Post-Effective Amendment No. 29 to the Registration Statement..


Powers of Attorney for the following Trustees are filed herein:
         John W. Ballantine, Lewis A. Burnham, Mark S. Casady, Linda C. Coughlin, Donald L. Dunaway, James R. Edgar, William F. Glavin, Jr., Robert B. Hoffman, Shirley D. Peterson, Fred B. Renwick, William P. Sommers and John G. Weithers.

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  Zurich Scudder Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections
Name                       of Board of Directors of Registrant's Advisor
----                       ---------------------------------------------

Lynn S. Birdsong           Director and Vice President, Zurich Scudder Investments, Inc.**
                           Director and Chairman, Scudder Investments (Luxembourg) S.A.#
                           Director, Scudder Investments (U.K.) Ltd. oo
                           Director and Chairman of the Board, Scudder Investments Asia, Ltd. ooo
                           Director and Chairman, Scudder Investments Japan, Inc.+
                           Senior Vice President, Scudder Investor Services, Inc.
                           Director and Chairman, Scudder Trust (Cayman) Ltd.@@@
                           Director, Scudder, Stevens & Clark Australia x
                           Director and Vice President, Zurich Investment Management, Inc. xx
                           Director and President, Scudder, Stevens & Clark Corporation**
                           Director and President, Scudder , Stevens & Clark Overseas Corporation o
                           Director, Scudder Threadneedle International Ltd.
                           Director, Korea Bond Fund Management Co., Ltd.@@

Nicholas Bratt             Director and Vice President, Zurich Scudder Investments, Inc.**
                           Vice President, Scudder MAXXUM Company***
                           Vice President, Scudder, Stevens & Clark Corporation**
                           Vice President, Scudder, Stevens & Clark Overseas Corporation o

Laurence W. Cheng          Director, Zurich Scudder Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx



                                       4

                           Business and Other Connections
Name                       of Board of Directors of Registrant's Advisor
----                       ---------------------------------------------

Martin Feinstein           Director, Zurich Scudder Investments, Inc.**

Steven Gluckstern          Director, Chairman of the Board,  Zurich Scudder Investments, Inc.**
                           Chief Executive Officer, Zurich Global Asset Business

Gunther Gose               Director, Zurich Scudder Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc.##
                           CEO/Branch Offices, Zurich Life Insurance Company##

Harold D. Kahn             Treasurer and Chief Financial Officer, Zurich Scudder Investments, Inc.**

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Zurich Scudder
                                Investments, Inc.**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation o
                           Director, Senior Vice President, Chief Legal Officer& Assistant Clerk, Scudder
                                Investor Services, Inc.**
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Vice President & Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President & Secretary, Scudder Canada Investor Services Ltd.***
                           Director, Vice President & Secretary, Scudder Realty Advisers, Inc.@
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial
                                Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.@@
                           Director, Scudder Threadneedle International Ltd.
                           Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                           Director, Scudder Investments Japan, Inc.+
                           Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and Secretary, Zurich Investment Management, Inc. xx
                           Director, Secretary, Chief Legal Officer and Vice President, Scudder Distributors,
                                Inc.
                           Director and Secretary, Scudder Investments Service Company

Farhan Sharaff             Chief Investment Officer, Zurich Scudder Investments, Inc.**



                                       5

                           Business and Other Connections
Name                       of Board of Directors of Registrant's Advisor
----                       ---------------------------------------------

Edmond D. Villani          Director, President and Chief Executive Officer, Zurich Scudder Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation o
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.@
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Threadneedle International Ltd. oo
                           Director, Scudder Investments Japan, Inc.+
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           President and Director, Zurich Investment Management, Inc. xx
                           Director and Deputy Chairman, Scudder Investment Holdings, Ltd.

*             Two International Place, Boston, MA
@             333 South Hope Street, Los Angeles, CA
**            345 Park Avenue, New York, NY
#             Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
              Luxembourg B 34.564
***           Toronto, Ontario, Canada
@@@           Grand Cayman, Cayman Islands, British West Indies
o             20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
###           1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
xx            222 S. Riverside, Chicago, IL
xxx           Zurich Towers, 1400 American Ln., Schaumburg, IL
@@            P.O. Box 309, Upland House, S. Church St., Grand Cayman,
              British West Indies
##            Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
oo            1 South Place 5th floor, London EC2M 2ZS England
ooo           One Exchange Square 29th Floor, Hong Kong
+             Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon, Minato-ku,
              Tokyo 105-0001
x             Level 3, 5 Blue Street North Sydney, NSW 2060

Item 27.          Principal Underwriters
--------          ----------------------

         (a)

         Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for other funds managed by Zurich Scudder Investments, Inc.

         (b)

         Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                            (2)                                  (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Mark S. Casady                Chairman and Director                    President, Trustee
         Two International Place
         Boston, MA  02110-4103



                                       6

                      (1)                            (2)                                  (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Linda C. Coughlin             Vice Chairman and Director               Vice President, Trustee and
         Two International Place                                                Chairperson
         Boston, MA  02110-4103

         William F. Glavin             Vice President and Director              Trustee
         Two International Place
         Boston, MA  02110-4103

         Thomas V. Bruns               President                                None
         222 South Riverside Plaza
         Chicago, IL  60606

         James J. McGovern             Chief Financial Officer and Treasurer    None
         345 Park Avenue
         New York, NY  10054

         Paula Gaccione                Secretary                                None
         345 Park Avenue
         New York, NY  10054

         Linda J. Wondrack             Vice President and Chief Compliance      Vice President
         Two International Place       Officer
         Boston, MA  02110-4103

         Susan K. Crawshaw             Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Scott B. David                Vice President                           None
         Two International Place
         Boston, MA  02110-4103

         Robert Froelich               Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Michael L. Gallagher          Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Robert J. Guerin              Vice President                           None
         Two International Place
         Boston, MA  02110-4103



                                       7

                      (1)                            (2)                                  (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Michael E. Harrington         Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Dean Jackson                  Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Terrance S. McBride           Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         C. Perry Moore                Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Johnston A. Norris            Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Howard S. Schneider           Vice President                           None
         Two International Place
         Boston, MA  02110-4103

         Todd N. Gierke                Assistant Treasurer                      None
         222 South Riverside Plaza
         Chicago, IL  60606

         James E. Keating              Assistant Treasurer                      None
         345 Park Avenue
         New York, NY  10054

         Philip J. Collora             Assistant Secretary                      Vice President and Assistant
         222 South Riverside Plaza                                              Secretary
         Chicago, IL  60606

         Caroline Pearson              Assistant Secretary                      Assistant Secretary
         Two International Place
         Boston, MA  02110-4103

         Diane E. Ratekin              Assistant Secretary                      None
         222 South Riverside Plaza
         Chicago, IL  60606



         (c)      Not applicable


Item 28.          Location of Accounts and Records
--------          --------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant; the offices of Registrant's investment adviser, Zurich Scudder Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606; at the offices of the Registrant's principal underwriter, Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606;

in the case of records concerning custodial and transfer agency functions, at the offices of the custodian and transfer agent, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110; or, in the case of records concerning shareholder service agency functions, at the office of the shareholder service agent, Scudder Investments Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 26th day of November, 2001.


                                             CASH EQUIVALENT FUND

                                             By:/s/ Mark S. Casady
                                                --------------------------
                                                Mark S. Casady, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 26th day of November 2001 on behalf of the following persons in the capacities indicated.

SIGNATURE                                           TITLE                                     DATE
---------                                           -----                                     ----
/s/ John W. Ballantine
----------------------------------------------
John W. Ballantine*                                 Trustee                                   November 26, 2001

/s/ Lewis A. Burnham
----------------------------------------------
Lewis A. Burnham*                                   Trustee                                   November 26, 2001

/s/ Mark S. Casady
----------------------------------------------
Mark S. Casady*                                     Trustee and President                     November 26, 2001

/s/ Linda C. Coughlin
----------------------------------------------
Linda C. Coughlin*                                  Trustee, Vice President and               November 26, 2001
                                                    Chairman

/s/ Donald L. Dunaway
----------------------------------------------
Donald L. Dunaway*                                  Trustee                                   November 26, 2001

/s/ James R. Edgar
----------------------------------------------
James R. Edgar*                                     Trustee                                   November 26, 2001

/s/ William F. Glavin, Jr.
----------------------------------------------
William F. Glavin, Jr.*                             Trustee                                   November 26, 2001

/s/ Robert B. Hoffman
----------------------------------------------
Robert B. Hoffman*                                  Trustee                                   November 26, 2001

/s/ Shirley D. Peterson
----------------------------------------------
Shirley D. Peterson*                                Trustee                                   November 26, 2001

/s/ Fred B. Renwick
----------------------------------------------
Fred B. Renwick*                                    Trustee                                   November 26, 2001

/s/ William P. Sommers
----------------------------------------------
William P. Sommers*                                 Trustee                                   November 26, 2001






/s/ John G. Weithers                                Trustee                                   November 26, 2001
----------------------------------------------
John G. Weithers*


/s/ John R. Hebble                                   Treasurer (Principal Financial          November 26, 2001
----------------------------------------------       and Accounting Officer)

John R. Hebble





     *By:/s/ John Millette
         -------------------------------------
         John Millette**
         Secretary



         ** Attorney-in-fact pursuant to powers of attorney filed herein.

                                POWER OF ATTORNEY

                              Cash Equivalent Fund

Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Philip J. Collora, John Millette, Caroline Pearson, and David Sturms and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ John W. Ballantine                                                                   July 18, 2001
--------------------------------------
John W. Ballantine                          Trustee

/s/ Lewis A. Burnham                                                                     July 18, 2001
--------------------------------------
Lewis A. Burnham                            Trustee

/s/ Mark S. Casady                                                                       July 18, 2001
--------------------------------------
Mark S. Casady                              Trustee and President

/s/ Linda C. Coughlin                                                                    July 18, 2001
--------------------------------------
Linda C. Coughlin                           Trustee, Vice President and Chairman

/s/ Donald L. Dunaway                                                                    July 18, 2001
--------------------------------------
Donald L. Dunaway                           Trustee

/s/ James R. Edgar                                                                       July 18, 2001
--------------------------------------
James R. Edgar                              Trustee

/s/ William F. Glavin, Jr.                                                               July 18, 2001
--------------------------------------
William F. Glavin, Jr.                      Trustee

/s/ Robert B. Hoffman                                                                    July 18, 2001
--------------------------------------
Robert B. Hoffman                           Trustee

/s/ Shirley D. Peterson                                                                  July 18, 2001
--------------------------------------
Shirley D. Peterson                         Trustee

/s/ Fred B. Renwick                                                                      July 18, 2001
--------------------------------------
Fred B. Renwick                             Trustee

/s/ William P. Sommers                                                                   July 18, 2001
--------------------------------------
William P. Sommers                          Trustee

/s/ John G. Weithers                                                                     July 18, 2001
--------------------------------------
John G. Weithers                            Trustee

                                                               File No. 2-63522
                                                               File No. 811-2899


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 30
                                                      --
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 30
                                              --

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                              CASH EQUIVALENT FUND

                              CASH EQUIVALENT FUND

                                  EXHIBIT INDEX


                                 Exhibit (b)(2)

                                 Exhibit (g)(4)

                                   Exhibit (i)

                                   Exhibit (j)



                                       2